OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of offsetting of financial assets and financial liabilities [text block] [Abstract]
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
44 OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
At 31 December 2020	£m	£m	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	1,674	—	1,674	—	—	1,674
Reverse repos	—	—	—	—	—	—
	1,674	—	1,674	—	—	1,674
Derivative financial instruments	67,428	(59,087)	8,341	(2,702)	(3,555)	2,084
Loans and advances to banks:
Excluding reverse repos	4,324	—	4,324	(1,023)	—	3,301
Reverse repos	1,634	(8)	1,626	—	(1,626)	—
	5,958	(8)	5,950	(1,023)	(1,626)	3,301
Loans and advances to customers:
Excluding reverse repos	426,104	(410)	425,694	(837)	(2,762)	422,095
Reverse repos	59,856	(5,409)	54,447	—	(54,447)	—
	485,960	(5,819)	480,141	(837)	(57,209)	422,095
Debt securities	5,137	—	5,137	—	—	5,137
Financial assets at fair value through other comprehensive income	27,260	—	27,260	—	(5,132)	22,128
Financial liabilities
Deposits from banks:
Excluding repos	6,230	—	6,230	(2,351)	—	3,879
Repos	18,775	(8)	18,767	—	(18,767)	—
	25,005	(8)	24,997	(2,351)	(18,767)	3,879
Customer deposits:
Excluding repos	426,874	(1,722)	425,152	(350)	(2,762)	422,040
Repos	14,826	(5,409)	9,417	—	(9,417)	—
	441,700	(7,131)	434,569	(350)	(12,179)	422,040
Financial liabilities at fair value through profit or loss:
Excluding repos	6,831	—	6,831	—	—	6,831
Repos	—	—	—	—	—	—
	6,831	—	6,831	—	—	6,831
Derivative financial instruments	66,003	(57,775)	8,228	(1,860)	(4,849)	1,519

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
At 31 December 2019	£m	£m	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	2,284	—	2,284	—	(21)	2,263
Reverse repos	—	—	—	—	—	—
	2,284	—	2,284	—	(21)	2,263
Derivative financial instruments	61,860	(53,366)	8,494	(2,186)	(4,177)	2,131
Loans and advances to banks:
Excluding reverse repos	4,444	—	4,444	(1,288)	(2,792)	364
Reverse repos	408	—	408	—	(408)	—
	4,852	—	4,852	(1,288)	(3,200)	364
Loans and advances to customers:
Excluding reverse repos	422,846	—	422,846	(879)	—	421,967
Reverse repos	56,089	(4,465)	51,624	—	(51,624)	—
	478,935	(4,465)	474,470	(879)	(51,624)	421,967
Debt securities	5,325	—	5,325	—	(211)	5,114
Financial assets at fair value through other comprehensive income	24,617	—	24,617	—	(5,948)	18,669
Financial liabilities
Deposits from banks:
Excluding repos	5,488	—	5,488	(1,684)	—	3,804
Repos	18,105	—	18,105	—	(18,105)	—
	23,593	—	23,593	(1,684)	(18,105)	3,804
Customer deposits:
Excluding repos	389,178	(1,869)	387,309	(501)	(2,792)	384,016
Repos	9,530	—	9,530	—	(9,530)	—
	398,708	(1,869)	396,839	(501)	(12,322)	384,016
Financial liabilities at fair value through profit or loss:
Excluding repos	7,702	—	7,702	—	—	7,702
Repos	4,465	(4,465)	—	—	—	—
	12,167	(4,465)	7,702	—	—	7,702
Derivative financial instruments	61,328	(51,497)	9,831	(2,168)	(5,020)	2,643
1After impairment allowance.
2The amounts offset in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
3The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
The effects of over collateralisation have not been taken into account in the above table.